Related Party Notes Payable (Details) - Schedule of consists related party notes payable - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Notes Payable (Details) - Schedule of consists related party notes payable [Line Items]
Contractual Interest Rates		12.00%
Balance		$ 13,636
Interest Expense		$ 622	$ 9,752	$ 16,663	$ 41,546
Related party notes – China [Member]
Related Party Notes Payable (Details) - Schedule of consists related party notes payable [Line Items]
Contractual Maturity Date	[1]	Due on Demand
Contractual Interest Rates	[1]	18.00%
Balance	[1]	$ 9,451
Interest Expense	[1]	$ 622
Related party notes – China various other [Member]
Related Party Notes Payable (Details) - Schedule of consists related party notes payable [Line Items]
Contractual Maturity Date		Due on Demand
Contractual Interest Rates		0.00%
Balance		$ 4,185
Interest Expense

[1]	As of March 31, 2022, the Company was in default on a related party note with a principal value of $9,451.